TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.8%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Advertising and Marketing Services -- 3.2%
--------------------------------------------------------------------------
Advo, Inc.(1)                                  670,000     $    22,880,500
Catalina Marketing Corp.(1)                     76,714           2,340,544
Harte-Hanks Communications, Inc.               135,487           3,354,658
Havas Advertising ADR(1)                     3,131,636          34,072,200
Havas Advertising SA(1)                         11,303             120,028
IMS Health, Inc.                               498,012          14,193,342
Interpublic Group Cos., Inc.                 5,137,766         150,793,432
Interpublic Group Cos., Inc.(2)(3)              26,127             765,759
Lamar Advertising Co.(1)                       857,818          39,614,035
Omnicom Group, Inc.                          2,923,340         251,407,240
Publicis Groupe SA                             293,650           7,112,177
TMP Worldwide, Inc.(1)                         154,426           9,123,488
Valassis Communications, Inc.(1)               775,000          27,745,000
Ventiv Health, Inc.(1)                         160,833           3,152,327
WPP Group PLC                                  488,000           4,812,119
WPP Group PLC ADR                              155,310           7,796,562
--------------------------------------------------------------------------
                                                           $   579,283,411
--------------------------------------------------------------------------
Aerospace and Defense -- 1.2%
--------------------------------------------------------------------------
Boeing Company (The)                         1,812,044     $   100,749,646
Boeing Company (The)(2)(3)                     250,000          13,886,969
Boeing Company (The)(2)(3)                     200,000          11,103,320
General Dynamics Corp.                         355,000          27,622,550
Honeywell International, Inc.                  291,852          10,211,901
Northrop Grumman Corp.                         588,164          47,111,936
Raytheon Co., Class B                          213,564           5,670,124
Teledyne Technologies, Inc.(1)                   6,117              92,978
--------------------------------------------------------------------------
                                                           $   216,449,424
--------------------------------------------------------------------------
Apparel and Textiles -- 0.0%
--------------------------------------------------------------------------
Unifi, Inc.(1)                                  51,208     $       435,268
--------------------------------------------------------------------------
                                                           $       435,268
--------------------------------------------------------------------------
Auto and Parts -- 0.2%
--------------------------------------------------------------------------
Aftermarket Technology Corp.(1)                 46,000     $       338,100
Borg-Warner Automotive, Inc.                   230,270          11,425,997
DaimlerChrysler                                 19,952             919,787
Dana Corp.                                      46,137           1,076,838
Delphi Automotive Systems                        6,128              97,435
Ford Motor Co.                                 196,141           4,815,262
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Auto and Parts (continued)
--------------------------------------------------------------------------
General Motors Corp.                            13,596     $       874,903
Genuine Parts Co.                              147,059           4,632,358
Harley-Davidson, Inc.                          114,700           5,400,076
Honda Motor Co. Ltd. ADR                         5,000             439,950
SPX Corp.(1)                                    47,862           5,991,365
TRW, Inc.                                        2,000              82,000
Visteon Corp.                                   15,135             278,181
--------------------------------------------------------------------------
                                                           $    36,372,252
--------------------------------------------------------------------------
Banks - Major Regional -- 0.6%
--------------------------------------------------------------------------
U.S. Bancorp                                 4,944,824     $   112,692,539
UBS AG                                           3,061             434,693
--------------------------------------------------------------------------
                                                           $   113,127,232
--------------------------------------------------------------------------
Banks - Money Center -- 0.0%
--------------------------------------------------------------------------
Bank of Montreal                               273,578     $     7,063,784
Royal Bank of Scotland Group PLC                51,997           1,147,799
Royal Bank of Scotland
Group PLC (A.V.S.)(1)                           50,837              63,378
--------------------------------------------------------------------------
                                                           $     8,274,961
--------------------------------------------------------------------------
Banks - Regional -- 6.1%
--------------------------------------------------------------------------
AmSouth Bancorporation                       1,251,949     $    23,148,537
Associated Banc-Corp.                          624,922          21,691,043
Bank of America Corp.                        1,425,124          85,550,194
Bank of Granite Corp.                           22,500             511,650
Bank of New York Co., Inc. (The)               395,995          19,007,760
Bank One Corp.                               1,252,087          44,824,715
Banknorth Group, Inc.                           65,720           1,479,357
BB&T Corp.                                     695,376          25,520,299
City National Corp.                            130,000           5,757,700
Colonial Bancgroup, Inc. (The)                 396,090           5,695,774
Comerica, Inc.                                 169,856           9,783,706
Commerce Bancshares, Inc.                      169,211           6,228,639
Community First Bancshares, Inc.               418,000           9,597,280
Compass Bancshares, Inc.                       306,668           8,019,368
Fifth Third Bancorp                            585,524          35,383,215
First Citizens BancShares, Inc.                 65,900           7,100,725
First Financial Bancorp.                        52,377             861,078
First Midwest Bancorp, Inc.                    458,929          14,052,406
First Midwest Bancorp, Inc. (2)(3)              52,490           1,605,034

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Banks - Regional (continued)
--------------------------------------------------------------------------
First Tennessee National Corp.                  30,912     $     1,072,956
First Union Corp.                            1,253,150          43,785,061
FleetBoston Financial Corp.                  3,244,425         127,992,566
Golden State Bancorp, Inc.                     200,000           6,160,000
Golden West Financial Corp.                    121,800           7,824,432
Hibernia Corp., Class A                         73,017           1,299,703
Huntington Bancshares, Inc.                    400,000           6,416,000
Keycorp                                        502,324          13,085,540
M&T Bank Corp.                                  20,000           1,510,000
Marshall and Ilsley Corp.                       50,410           2,717,099
Mellon Financial Corp.                         206,912           9,517,952
Mellon Financial Corp.(2)(3)                    15,000             688,965
National City Corp.                            431,665          13,286,649
National Commerce Financial Corp.            1,072,894          26,200,071
Northern Trust Corp.                         1,368,196          88,344,416
Pacific Century Financial Corp.                 49,425           1,274,671
PNC Financial Services Group, Inc.             172,126          11,324,170
Popular, Inc.                                      716              23,155
Regions Financial Corp.                      1,348,548          42,465,777
S&T Bancorp, Inc.                              100,000           2,480,000
SouthTrust Corp.                               202,202           5,277,472
Southwest Bancorporation of
Texas, Inc.(1)                                 215,601           6,800,056
Southwest Bancorporation of
Texas, Inc.(1)(2)(3)                           600,000          18,897,979
Sovereign Bancorporation, Inc.                 442,584           5,696,056
State Street Corp.                             328,000          16,232,720
SunTrust Banks, Inc.                           238,707          15,463,439
Synovus Financial                              995,090          31,225,924
TCF Financial Corp.                            200,000           9,262,000
Union Planters Corp.                            87,070           3,796,252
Valley National Bancorp.                       323,623           9,174,712
Wachovia Corp.                                  83,259           5,923,878
Washington Mutual, Inc.                        409,852          15,389,943
Wells Fargo & Co.                            4,484,506         208,215,614
Westamerica Bancorporation                     266,506          10,332,438
Whitney Holding Corp.                          248,857          11,646,508
Zions Bancorporation                           155,171           9,024,745
--------------------------------------------------------------------------
                                                           $ 1,115,647,399
--------------------------------------------------------------------------
Beverages -- 2.5%
--------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                    2,266,559     $    93,382,231
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Beverages (continued)
--------------------------------------------------------------------------
Coca-Cola Company (The)                      2,474,462     $   111,350,790
Coca-Cola Enterprises, Inc.                    264,724           4,328,237
Panamerican Beverages, Inc., Class A            80,000           1,624,000
PepsiCo, Inc.                                5,420,822         239,600,332
--------------------------------------------------------------------------
                                                           $   450,285,590
--------------------------------------------------------------------------
Broadcasting and Cable -- 1.8%
--------------------------------------------------------------------------
AT&T Corp. - Liberty Media Group(1)          1,385,714     $    24,236,138
AT&T Corp. - Liberty Media Group,
Class B(1)                                      32,876             596,699
Cablevision Systems Corp. (1)(2)(3)            130,000           7,604,049
Clear Channel Communications, Inc.(1)          467,378          29,304,601
Comcast Corp., Class A(1)                    3,865,177         167,748,682
Cox Communications, Inc., Class A(1)           808,036          35,795,995
Gaylord Entertainment Co.(1)                   428,482          12,340,282
General Motors Corp., Class H(1)             1,175,262          23,799,055
Univision Communications, Inc.(1)              663,184          28,371,012
Westwood One, Inc.(1)                          122,400           4,510,440
--------------------------------------------------------------------------
                                                           $   334,306,953
--------------------------------------------------------------------------
Broadcasting and Media -- 0.0%
--------------------------------------------------------------------------
Cablevision Systems Corp. - Rainbow
Media Group(1)(2)(3)                            65,000     $     1,676,790
--------------------------------------------------------------------------
                                                           $     1,676,790
--------------------------------------------------------------------------
Building Materials and Tools -- 0.8%
--------------------------------------------------------------------------
American Standard Companies, Inc.(1)           258,251     $    15,520,885
CRH PLC                                        328,376           5,416,386
Interface, Inc.                                422,412           3,032,918
Masco Corp.                                  3,317,085          82,794,442
Masco Corp.(2)(3)                              189,431           4,726,425
Sherwin-Williams Co. (The)                      80,069           1,777,532
Snap-On, Inc.                                   51,429           1,242,525
Valspar Corp.                                  705,027          25,028,458
Vulcan Materials Co.                           114,189           6,137,659
--------------------------------------------------------------------------
                                                           $   145,677,230
--------------------------------------------------------------------------
Business Services - Data Processing -- 0.0%
--------------------------------------------------------------------------
eFunds Corp.(1)                                 44,484     $       845,196
--------------------------------------------------------------------------
                                                           $       845,196
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.8%
--------------------------------------------------------------------------
ANC Rental Corp.(1)                            689,786     $     2,731,553
Century Business Services, Inc.(1)             400,000           1,680,000
Cintas Corp.                                 1,110,561          52,585,063
Concord EFS, Inc.(1)                           255,727          14,223,536
Fair, Isaac and Co., Inc.                      358,242          22,146,520
Gartner Group, Inc.(1)                           3,000              33,000
Gartner Group, Inc., Class B(1)                 92,416             850,227
Half (Robert) International, Inc.(1)             3,600              89,604
Manpower, Inc.                                 112,000           3,348,800
Navigant Consulting, Inc.(1)                   496,795           4,073,719
Navigant International, Inc.(1)                 59,630             847,939
ServiceMaster Co.                              695,430           8,345,160
Spherion Corp.(1)                               90,000             805,500
Staff Leasing, Inc.                            156,250             595,312
Sylvan Learning Systems, Inc.(1)               815,396          19,903,816
United Rentals, Inc.(1)                        411,849          10,687,482
Viad Corp.                                      40,314           1,064,290
--------------------------------------------------------------------------
                                                           $   144,011,521
--------------------------------------------------------------------------
Chemicals -- 0.9%
--------------------------------------------------------------------------
Ashland, Inc.                                  106,674     $     4,277,627
Bayer AG ADR                                    40,000           1,735,000
Dow Chemical Co. (The)                         150,501           5,004,158
DuPont (E.I.) de Nemours & Co.               1,133,726          54,690,942
Eastman Chemical Co.                               148               7,049
Monsanto Co.                                 2,790,100         103,233,700
Solutia, Inc.                                   99,629           1,270,270
Syngenta AG ADR (1)                             10,030             108,324
--------------------------------------------------------------------------
                                                           $   170,327,070
--------------------------------------------------------------------------
Communications Equipment -- 1.3%
--------------------------------------------------------------------------
3Com Corp.(1)                                  873,949     $     4,562,013
ADC Telecommunications, Inc.(1)                937,781           6,470,689
Advanced Fibre Communication, Inc.(1)           15,000             343,800
Alcatel S.A. ADR                                43,728             906,919
Avaya, Inc.(1)                                  43,903             601,471
Avaya, Inc.(1)(2)(3)                            25,000             342,449
CIENA Corp.(1)                                 702,026          26,761,231
Comverse Technology, Inc.(1)                   386,378          22,398,333
Corning, Inc.                                  793,583          13,260,772
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Communications Equipment (continued)
--------------------------------------------------------------------------
JDS Uniphase Corp.(1)                          266,080     $     3,504,274
Lucent Technologies, Inc.                      958,329           5,941,640
Marconi PLC                                    674,246           2,403,020
Motorola, Inc.                                 536,001           8,876,177
Nokia Corp., Class A, ADR                    3,358,599          74,023,522
Nortel Networks Corp.                        2,522,612          22,930,543
Qualcomm, Inc.(1)                              344,112          19,614,384
Salient 3 Communications, Inc., Class A         78,125             183,594
Telefonaktiebolaget LM Ericsson,
Class B ADR                                  1,816,000           9,788,240
Tellabs, Inc.(1)                               338,998           6,339,263
--------------------------------------------------------------------------
                                                           $   229,252,334
--------------------------------------------------------------------------
Communications Services -- 2.2%
--------------------------------------------------------------------------
Alltel Corp.                                 1,274,632     $    78,083,956
American Tower Corp., Class A(1)               145,509           3,007,671
BellSouth Corp.                                723,713          29,143,923
Broadwing, Inc.(1)                             764,587          18,694,152
Citizens Communications Co.(1)                  59,563             716,543
Global Crossing Ltd.(1)                        124,289           1,073,857
Intermedia Communications, Inc.(1)             153,275           2,343,575
ITC Deltacom, Inc.(1)                        1,118,041           4,371,540
McLeodUSA, Inc.(1)                           1,752,867           7,660,028
McLeodUSA, Inc.(1)(2)(3)                       231,562           1,011,799
Nextel Communications, Inc., Class A(1)        221,782           3,845,700
NTL, Inc.(1)                                   400,391           4,824,707
PTEK Holdings, Inc.(1)                          28,000              72,800
Qwest Communications International(1)           81,903           2,610,249
RSL Communications Ltd.(1)                     747,161              26,151
SBC Communications, Inc.                     2,365,496          94,761,770
Sprint Corp.                                 1,921,630          41,046,017
Sprint Corp., PCS Group(1)                   2,015,754          48,680,459
Telecom Corp. of New Zealand Ltd. ADR            8,000             145,200
Telephone & Data Systems, Inc.                 131,756          14,328,465
Verizon Communications, Inc.                   196,736          10,525,376
Vodafone Group PLC ADR                          40,745             910,651
Winstar Communications, Inc.(1)(2)              17,136                 171
Worldcom, Inc. - MCI Group(1)                   97,748           1,642,166
WorldCom, Inc. - Worldcom Group(1)           2,440,029          36,405,233
--------------------------------------------------------------------------
                                                           $   405,932,159
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Computer Network -- 0.0%
--------------------------------------------------------------------------
McData Corp., Class A(1)                        23,016     $       459,169
--------------------------------------------------------------------------
                                                           $       459,169
--------------------------------------------------------------------------
Computer Software -- 3.3%
--------------------------------------------------------------------------
Adobe Systems, Inc.                            231,936     $    10,898,673
BMC Software, Inc.(1)                           35,000             788,900
Cadence Design Systems, Inc.(1)                956,000          17,810,280
Cognos, Inc.(1)                                 77,000           1,274,350
Computer Associates International, Inc.         32,395           1,166,220
Compuware Corp.(1)                               2,800              38,472
CSG Systems International, Inc.(1)              41,116           2,436,534
Edwards (J.D.) & Co.(1)                        891,844          12,575,000
HNC Software, Inc.(1)                          427,794           9,304,519
I2 Technologies, Inc.(1)                       233,752           4,586,214
Intuit, Inc.(1)                              1,157,751          44,920,739
Microsoft Corp.(1)                           3,940,869         283,979,020
Oracle Corp.(1)                              3,676,925          72,325,115
Parametric Technology Corp.(1)                  94,600           1,220,340
PeopleSoft, Inc.(1)                            475,770          23,026,792
Retek, Inc.(1)                                 554,364          23,948,525
Safeguard Scientific, Inc.(1)                   26,579             136,616
Sapient Corp.(1)                             2,049,828          19,985,823
Siebel Systems, Inc.(1)                      1,497,833          71,042,219
Synavant, Inc.(1)                               24,900             176,790
Veritas Software Corp.(1)                       88,142           5,983,960
Wind River Systems, Inc.(1)                    111,410           1,934,078
--------------------------------------------------------------------------
                                                           $   609,559,179
--------------------------------------------------------------------------
Computer Software - Services -- 0.0%
--------------------------------------------------------------------------
Henry (Jack) & Associates                      201,006     $     6,100,532
Informix Corporation(1)                          6,127              33,453
--------------------------------------------------------------------------
                                                           $     6,133,985
--------------------------------------------------------------------------
Computers and Business Equipment -- 4.5%
--------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                      89,660     $     2,048,731
Cisco Systems, Inc.(1)                       5,544,397         107,666,645
Compaq Computer Corp.                           82,245           1,273,975
Dell Computer Corp.(1)                       3,630,589          97,880,679
EMC Corp.(1)                                 1,075,543          31,244,524
Gateway, Inc.(1)                             1,157,366          19,038,671
Hewlett-Packard Co.                          1,186,706          33,939,792
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Computers and Business Equipment (continued)
--------------------------------------------------------------------------
IDX Systems Corp.(1)                            60,000     $       916,800
International Business Machines Corp.          707,197          79,913,261
Jabil Circuit, Inc.(1)                       2,127,971          65,669,185
Lexmark International, Inc.(1)               4,736,940         318,559,215
Network Appliance, Inc.(1)                     488,000           6,734,400
Palm, Inc.(1)                                2,304,605          13,965,906
Pitney Bowes, Inc.                              67,682           2,850,766
Solectron Corp.(1)                           1,568,848          28,709,918
Solectron Corp.(1)(2)(3)                       250,000           4,574,428
Sun Microsystems, Inc.(1)                      541,670           8,769,637
Xerox Corp.                                     20,000             191,400
Zebra Technologies Corp.(1)                      6,000             295,140
--------------------------------------------------------------------------
                                                           $   824,243,073
--------------------------------------------------------------------------
Conglomerates -- 2.8%
--------------------------------------------------------------------------
General Electric Co.                         5,835,621     $   284,486,524
Tyco International Ltd.                      1,500,645          81,785,152
United Technologies Corp.                    1,891,354         138,560,594
--------------------------------------------------------------------------
                                                           $   504,832,270
--------------------------------------------------------------------------
Consumer Finance -- 0.0%
--------------------------------------------------------------------------
MBNA Corp.                                      73,595     $     2,424,955
--------------------------------------------------------------------------
                                                           $     2,424,955
--------------------------------------------------------------------------
Consumer Services -- 0.2%
--------------------------------------------------------------------------
Block (H&R), Inc.                              366,177     $    23,636,725
Cendant Corp.(1)                               192,150           3,746,925
Service Corp. International(1)                 145,389             924,674
Stewart Enterprises, Inc.(1)                   114,000             801,420
--------------------------------------------------------------------------
                                                           $    29,109,744
--------------------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------------------
Bemis Co., Inc.                                 91,000     $     3,655,470
Sealed Air Corp.(1)                            174,914           6,515,546
Sonoco Products Co.                            122,135           3,038,719
--------------------------------------------------------------------------
                                                           $    13,209,735
--------------------------------------------------------------------------
Distribution Services -- 1.6%
--------------------------------------------------------------------------
Airgas, Inc.(1)                                536,219     $     6,381,006
Arrow Electronics, Inc.(1)                       8,750             212,537

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Distribution Services (continued)
--------------------------------------------------------------------------
Cardinal Health, Inc.                        1,839,865     $   126,950,685
Cardinal Health, Inc.(2)(3)                     36,150           2,492,012
McKesson HBOC, Inc.                            107,302           3,983,050
MSC Industrial Direct Co.(1)                     5,000              87,000
School Specialty, Inc.(1)                       66,255           1,712,692
Sysco Corp.                                  5,420,178         147,157,833
Sysco Corp.(2)(3)                               44,744           1,213,661
--------------------------------------------------------------------------
                                                           $   290,190,476
--------------------------------------------------------------------------
Drugs and Drug Development -- 9.7%
--------------------------------------------------------------------------
Abbott Laboratories                          4,062,164     $   195,024,494
Allergan, Inc.                                  34,340           2,936,070
American Home Products Corp.                 1,488,983          87,016,167
Amgen, Inc.(1)                               3,139,170         194,314,623
Andrx Group(1)                                  93,750           7,113,750
Andrx Group(1)(2)(3)                           300,000          22,739,813
AstraZeneca PLC ADR                             80,720           3,773,660
Bristol-Myers Squibb Co.                     2,310,253         120,826,232
Covance, Inc.(1)                                81,250           1,840,312
Elan Corp., PLC ADR(1)                         745,036          45,447,196
Forest Laboratories, Inc.(1)                    23,600           1,675,600
Genzyme Corp.(1)                             1,600,000          93,824,000
Gilead Sciences, Inc.(1)                        19,064           1,130,686
GlaxoSmithKline PLC ADR(1)                     630,158          35,414,880
Incyte Genomics, Inc.(1)                     1,151,474          25,562,723
King Pharmaceuticals, Inc.(1)(2)(3)          1,563,838          83,966,983
Lilly (Eli) & Co.                            1,200,292          88,821,608
Lilly (Eli) & Co.(2)(3)                         38,250           2,827,493
Merck & Co., Inc.                            1,603,668         102,490,422
Mylan Laboratories                             450,000          12,658,500
Novo Nordisk ADR                               292,277          13,152,465
Parexel International Corp.(1)                  35,000             682,500
Pfizer, Inc.                                 5,605,699         224,508,245
Pharmacia Corp.                              2,510,843         115,373,236
Quintiles Transnational Corp.(1)               417,372          10,634,639
Schering-Plough Corp.                        1,291,794          46,814,615
Sepracor, Inc.(1)                              884,000          35,227,400
Teva Pharmaceutical Industries Ltd.            300,000          18,660,000
Vertex Pharmaceuticals, Inc.(1)                 83,000           4,025,500
Watson Pharmaceuticals, Inc.(1)              2,773,525         170,960,081
--------------------------------------------------------------------------
                                                           $ 1,769,443,893
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Electric Companies -- 0.0%
--------------------------------------------------------------------------
Mirant Corp.(1)                                 14,500     $       498,800
--------------------------------------------------------------------------
                                                           $       498,800
--------------------------------------------------------------------------
Electric Power -- 1.2%
--------------------------------------------------------------------------
AES Corp.(1)                                 2,344,555     $   100,933,093
Ameren Corp.                                     5,000             213,500
American Electric Power, Inc.                      960              44,323
Dominion Resources, Inc.                        27,196           1,635,295
Duke Energy Corp.                              208,234           8,123,208
Exelon Corp.                                 1,487,500          95,378,500
P G & E Corp.                                   47,705             534,296
Teco Energy, Inc.                               40,000           1,220,000
TXU Corp.                                      250,196          12,056,945
Wisconsin Energy Corp.                           9,576             227,622
--------------------------------------------------------------------------
                                                           $   220,366,782
--------------------------------------------------------------------------
Electrical Equipment -- 0.3%
--------------------------------------------------------------------------
American Power Conversion Corp.(1)             436,671     $     6,449,631
Baldor Electric Co.                            149,060           3,185,412
Emerson Electric Co.                           421,303          25,488,831
Molex, Inc., Class A                           112,582           3,315,540
Rockwell International Corp.                   203,032           7,739,580
Thomas and Betts Corp.                         132,863           2,932,286
--------------------------------------------------------------------------
                                                           $    49,111,280
--------------------------------------------------------------------------
Electronics - Instruments -- 0.3%
--------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                  317,261     $    10,310,983
Applera Corporation - Applied
Biosystems Group(1)                             47,100           1,867,986
Dionex Corp.(1)                                362,140          11,986,834
Invitrogen Corp.(1)                             37,645           2,634,021
National Instruments Corp.(1)                  466,603          15,183,262
PerkinElmer, Inc.                              220,526           6,071,081
Waters Corp.(1)                                198,320           5,475,615
X-Rite, Inc.                                   428,000           3,787,800
--------------------------------------------------------------------------
                                                           $    57,317,582
--------------------------------------------------------------------------
Electronics - Semiconductors -- 0.0%
--------------------------------------------------------------------------
LSI Logic Corp.(1)                             132,810     $     2,496,828
--------------------------------------------------------------------------
                                                           $     2,496,828
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Electronics - Semiconductors and Related -- 3.4%
--------------------------------------------------------------------------
Altera Corp.(1)                                 80,516     $     2,388,105
Analog Devices, Inc.(1)                      3,063,534         132,497,845
Applied Materials, Inc.(1)                      80,212           4,118,886
Broadcom Corp., Class A(1)                     234,000          10,071,360
Conexant Systems(1)                            317,574           2,832,760
Cypress Semiconductor Corporation(1)           208,435           4,971,175
Cypress Semiconductor
Corporation(1)(2)(3)                            19,307             460,414
Flextronics International Ltd.(1)              139,816           3,712,115
Intel Corp.                                  5,773,860         176,044,991
Intel Corp.(2)(3)                              119,093           3,627,514
Intel Corp.(2)(3)                              350,000          10,660,162
Intel Corp.(2)(3)                              800,000          24,355,412
KLA-Tencor Corp.(1)                            101,498           5,957,933
Lam Research Corp.(1)                          151,152           4,542,118
Linear Technologies Corp.                      267,760          12,424,064
Maxim Integrated Products Co.(1)               274,351          12,886,266
National Semiconductor Corp.(1)                 79,368           2,311,196
Plexus Corp.(1)                                132,189           4,124,297
Plexus Corp.(1)(2)(3)                           77,757           2,422,683
Sanmina Corp.(1)                             1,454,042          35,042,412
SpeedFam-IPEC, Inc.(1)                         221,000             722,670
Teradyne, Inc.(1)                               25,400             919,226
Texas Instruments, Inc.                      4,543,579         149,256,570
Ultratech Stepper, Inc.(1)                     245,129           6,243,436
Xilinx, Inc.(1)                                 68,518           2,850,349
--------------------------------------------------------------------------
                                                           $   615,443,959
--------------------------------------------------------------------------
Engineering and Construction -- 0.1%
--------------------------------------------------------------------------
Dycom Industries(1)                            170,511     $     3,909,817
Jacobs Engineering Group, Inc.(1)              168,555          10,994,843
--------------------------------------------------------------------------
                                                           $    14,904,660
--------------------------------------------------------------------------
Entertainment -- 1.5%
--------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                     3,750,423     $   198,772,419
Callaway Golf Co.                               35,715             564,297
Disney (Walt) Co.                            1,034,422          29,884,452
Mattel, Inc.                                    22,091             417,962
MGM Mirage, Inc.(1)                            269,445           8,072,572
Viacom, Inc., Class A(1)                        21,774           1,154,893
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Entertainment (continued)
--------------------------------------------------------------------------
Viacom, Inc., Class B(1)                       594,268     $    30,753,369
--------------------------------------------------------------------------
                                                           $   269,619,964
--------------------------------------------------------------------------
Environmental Services -- 0.3%
--------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)             1,075,000     $    20,081,000
Waste Management, Inc.                       1,400,122          43,151,760
--------------------------------------------------------------------------
                                                           $    63,232,760
--------------------------------------------------------------------------
Financial - Diversified -- 0.6%
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                      1,733,725     $    77,324,135
KPMG Consulting, Inc.(1)                     1,750,000          26,442,500
--------------------------------------------------------------------------
                                                           $   103,766,635
--------------------------------------------------------------------------
Financial Services - Miscellaneous -- 3.8%
--------------------------------------------------------------------------
American Express Co.                         2,006,435     $    77,849,678
Capital One Financial Corp.                    602,771          36,166,260
Citigroup                                    4,149,175         219,242,407
Fannie Mae                                     990,339          84,327,366
Finova Group, Inc.                             175,587             649,672
FirstPlus Financial Group, Inc.(1)             120,000              19,200
Freddie Mac                                    474,631          33,224,170
Freddie Mac(2)(3)                               20,000           1,397,900
GreenPoint Financial Corp.                     120,983           4,645,747
GreenPoint Financial Corp.(2)(3)               300,000          11,507,760
Greenpoint Financial Corp. (2)(3)              200,000           7,669,440
Household International, Inc.                1,531,259         102,134,975
ING Groep NV ADR                               105,285           6,935,123
MGIC Investment Corp.                           80,000           5,811,200
Providian Financial Corp.                      839,334          49,688,573
USA Education, Inc.                            600,000          43,800,000
--------------------------------------------------------------------------
                                                           $   685,069,471
--------------------------------------------------------------------------
Food Chains -- 0.0%
--------------------------------------------------------------------------
Delhaize 'Le Lion' ADR(1)                       13,376     $       784,502
--------------------------------------------------------------------------
                                                           $       784,502
--------------------------------------------------------------------------
Foods -- 1.9%
--------------------------------------------------------------------------
Archer-Daniels-Midland Co.                     390,743     $     5,079,659
Campbell Soup Co.                              360,069           9,271,777
Conagra, Inc.                                1,544,015          30,586,937

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Foods (continued)
--------------------------------------------------------------------------
Dean Foods Co.                                 204,944     $     8,238,749
Flowers Foods, Inc.(1)                         123,061           3,851,809
General Mills, Inc.                            232,350          10,172,283
Heinz (H.J.) Co.                               181,374           7,416,383
Hershey Foods Corp.                            745,070          45,978,270
IBP, Inc.                                      112,297           2,835,499
Kellogg Co.                                    102,235           2,964,815
Kraft Foods, Inc.(1)                           387,000          11,997,000
McCormick & Co., Inc.                          458,058          19,270,500
Quaker Oats Co. (The)                          109,375           9,980,469
Ralston Purina Group                           277,878           8,341,898
Riviana Foods, Inc.                            250,000           4,500,000
Sara Lee Corp.                               1,413,114          26,764,379
Smithfield Foods, Inc.(1)                    2,103,765          84,781,729
Suiza Foods Corp.(1)                            40,152           2,132,071
Tyson Food, Inc.                               163,901           1,509,528
Unilever ADR                                   400,000          23,828,000
Wrigley (Wm.) Jr. Co.                          408,938          19,158,745
--------------------------------------------------------------------------
                                                           $   338,660,500
--------------------------------------------------------------------------
Furniture and Appliances -- 0.4%
--------------------------------------------------------------------------
HON Industries, Inc.                         1,270,418     $    31,163,354
Leggett & Platt, Inc.                          865,381          19,064,343
Maytag Corp.                                    27,073             792,156
Miller (Herman), Inc.                          547,303          14,109,471
Steelcase, Inc., Class A                       123,000           1,469,850
--------------------------------------------------------------------------
                                                           $    66,599,174
--------------------------------------------------------------------------
Gaming and Lottery -- 0.0%
--------------------------------------------------------------------------
International Game Technology(1)(2)(3)         100,000     $     6,265,587
--------------------------------------------------------------------------
                                                           $     6,265,587
--------------------------------------------------------------------------
Health Services -- 0.5%
--------------------------------------------------------------------------
Beverly Enterprises, Inc.(1)                   357,143     $     3,821,430
Caremark Rx, Inc.(1)                            17,696             291,099
Cybear Group(1)                                  9,306               4,281
FPA Medical Management, Inc.(1)(2)             315,000               3,150
HCA - The Healthcare Company                    53,310           2,409,079
Health Management Associates, Inc.,
Class A(1)                                   1,936,833          40,750,966
HealthSouth Corp.(1)                           125,164           1,998,869
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Health Services (continued)
--------------------------------------------------------------------------
LabOne, Inc.(1)                                 53,940     $       364,095
Orthodontic Centers of America, Inc.(1)        100,000           3,039,000
Pacificare Health Systems, Inc.,
Class A(1)                                      19,500             309,465
PhyCor, Inc.(1)                                312,500              21,875
Quest Diagnostics, Inc.(1)                      31,250           2,339,062
Renal Care Group, Inc.(1)                      371,007          11,334,264
Response Oncology, Inc.(1)                      44,761               2,686
Sunrise Assisted Living, Inc.(1)               354,000           9,101,340
UnitedHealth Group, Inc.                        68,371           4,221,909
Wellpoint Health Networks, Inc.(1)             200,000          18,848,000
--------------------------------------------------------------------------
                                                           $    98,860,570
--------------------------------------------------------------------------
Household Products -- 2.0%
--------------------------------------------------------------------------
Avon Products, Inc.                            134,700     $     6,233,916
Blyth Industries, Inc.                       1,041,366          26,773,520
Blyth Industries, Inc.(2)(3)                   167,616           4,308,869
Clorox Co.                                      32,344           1,098,079
Colgate-Palmolive Co.                          572,935          33,797,436
Energizer Holdings, Inc.(1)                     92,626           2,125,767
Fortune Brands, Inc.                            69,838           2,678,986
Gillette Co.                                   772,383          22,391,383
Helen of Troy Ltd.(1)                           20,000             177,000
Kimberly-Clark Corp.                         2,303,906         128,788,345
Lauder (Estee) Companies, Inc.               2,092,312          90,178,647
Newell Rubbermaid, Inc.                        426,562          10,706,706
Procter & Gamble Co.                           602,606          38,446,263
Water Pik Technologies, Inc.(1)                  2,141              18,091
--------------------------------------------------------------------------
                                                           $   367,723,008
--------------------------------------------------------------------------
Industrial Equipment -- 0.5%
--------------------------------------------------------------------------
Dover Corp.                                    544,712     $    20,508,407
Federal Signal Corp.                           283,471           6,653,064
Illinois Tool Works, Inc.                      386,412          24,459,880
Johnson Controls                               240,591          17,435,630
Nordson Corp.                                  163,978           4,509,395
Parker-Hannifin Corp.                          157,066           6,665,881
PPG Industries, Inc.                            13,680             719,158
Regal-Beloit Corp.                             265,000           5,543,800
Tecumseh Products Co., Class A                 156,420           7,739,662
Teleflex, Inc.                                  47,559           2,092,596

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Industrial Equipment (continued)
--------------------------------------------------------------------------
Wabtec                                         250,000     $     3,750,000
--------------------------------------------------------------------------
                                                           $   100,077,473
--------------------------------------------------------------------------
Information Services -- 3.7%
--------------------------------------------------------------------------
Acxiom Corp.(1)                                579,019     $     7,353,541
Affiliated Computer Services, Inc.(1)           20,000           1,438,200
Affiliated Computer Services,
Inc.(1)(2)(3)                                   80,327           5,770,177
Arbitron, Inc.(1)                               36,200             872,420
At Home Corp., Series A(1)                     412,477             866,202
Automatic Data Processing, Inc.              5,597,625         278,201,962
BISYS Group, Inc. (The)(1)                     107,746           6,453,985
Check Point Software Technologies
Ltd.(1)                                        143,568           7,307,611
Computer Sciences Corp.(1)                     241,802           8,366,349
DST Systems, Inc.(1)                           389,034          20,502,092
Electronic Data Systems Corp.                  157,612           9,850,750
Equifax, Inc.                                   85,724           3,144,356
First Data Corp.                             2,827,384         181,659,422
Investors Financial Services Corp.              63,508           4,281,709
Investors Financial Services Corp.(2)(3)        32,000           2,154,474
Keane, Inc.(1)                                 173,924           3,826,328
NOVA Corp.(1)                                  104,965           3,301,149
Paychex, Inc.                                  415,923          17,131,868
Perot Systems Corp., Class A(1)                245,326           4,440,401
Perot Systems Corp., Class A(1)(2)(3)          400,000           7,230,045
Reuters Holdings PLC ADR                       546,531          42,602,091
Reynolds & Reynolds, Inc., Class A             451,043           9,900,394
RSA Security, Inc.(1)                           60,000           1,860,000
SunGard Data Systems, Inc.(1)                1,879,326          56,398,573
--------------------------------------------------------------------------
                                                           $   684,914,099
--------------------------------------------------------------------------
Information Services - Data Processing -- 0.0%
--------------------------------------------------------------------------
Ceridian Corp./New(1)                          181,000     $     3,469,770
--------------------------------------------------------------------------
                                                           $     3,469,770
--------------------------------------------------------------------------
Insurance -- 6.2%
--------------------------------------------------------------------------
21st Century Insurance Group                    70,700     $     1,315,020
Aegon, NV ADR                                2,713,961          77,076,492
Aflac Corp.                                    271,498           8,549,472
Allmerica Financial Corp.                        1,500              86,250
Allstate Corp. (The)                            79,921           3,515,725
American General Corp.                         200,258           9,301,984
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------
American International Group, Inc.           5,571,121     $   479,116,406
AON Corp.                                      763,266          26,714,310
Berkshire Hathaway, Inc.(1)                        448          31,091,200
Berkshire Hathaway, Inc., Class B(1)            39,099          89,927,700
Chubb Corp.                                    104,451           8,087,641
Commerce Group, Inc.                           120,000           4,414,800
Delphi Financial Group, Inc.                     6,448             248,248
Gallagher (A.J.) and Co.                       948,779          24,668,254
Hartford Financial Services Group              130,194           8,905,270
Jefferson-Pilot Corp.                          121,089           5,851,020
Kansas City Life Insurance Co.                  70,800           2,800,140
Lincoln National Corp.                          26,903           1,392,230
Marsh & McLennan Cos., Inc.                  2,282,868         230,569,668
Mercury General Corp.                            2,000              69,940
MetLife, Inc.                                1,985,000          61,495,300
Progressive Corp.                              186,136          25,163,726
Protective Life Corp.                           37,271           1,281,004
Safeco Corp.                                    21,292             631,308
St. Paul Cos., Inc. (The)                      283,841          14,387,900
Torchmark Corp.                                252,850          10,167,098
UICI(1)                                        100,854           1,285,888
--------------------------------------------------------------------------
                                                           $ 1,128,113,994
--------------------------------------------------------------------------
Insurance - Property -- 0.0%
--------------------------------------------------------------------------
Radian Group, Inc.                              30,800     $     1,245,860
--------------------------------------------------------------------------
                                                           $     1,245,860
--------------------------------------------------------------------------
Investment Services -- 3.0%
--------------------------------------------------------------------------
E*Trade Group, Inc.(1)                         771,248     $     4,974,550
Federated Investors, Inc.                    1,634,947          52,645,293
Franklin Resources, Inc.                     1,738,982          79,593,206
Goldman Sachs Group, Inc.                        9,627             825,997
Knight Trading Group, Inc.(1)                1,750,000          18,532,500
Legg Mason, Inc.                                17,641             877,816
Merrill Lynch & Co., Inc.                    2,675,195         158,505,304
Merrill Lynch & Co., Inc.(2)(3)                150,000           8,878,057
Morgan Stanley Dean Witter & Co.             3,035,334         194,959,503
Nuveen (John) Co. (The), Class A                50,000           2,832,500
Schwab (Charles) Corp.                         699,540          10,702,962
Stilwell Financial, Inc.                        95,458           3,203,570
T. Rowe Price Group, Inc.                      138,286           5,094,456

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Investment Services (continued)
--------------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A        150,751     $     4,786,344
--------------------------------------------------------------------------
                                                           $   546,412,058
--------------------------------------------------------------------------
Lodging and Gaming -- 0.1%
--------------------------------------------------------------------------
Marriott International, Inc., Class A          282,628     $    13,379,610
Royal Caribbean Cruises Ltd.                   500,000          11,055,000
--------------------------------------------------------------------------
                                                           $    24,434,610
--------------------------------------------------------------------------
Lodging and Hotels -- 0.1%
--------------------------------------------------------------------------
Carnival Corp.                                  54,748     $     1,680,764
Carnival Corp.(2)(3)                           500,000          15,326,975
--------------------------------------------------------------------------
                                                           $    17,007,739
--------------------------------------------------------------------------
Machinery -- 0.1%
--------------------------------------------------------------------------
Deere & Co.                                    300,000     $    11,355,000
--------------------------------------------------------------------------
                                                           $    11,355,000
--------------------------------------------------------------------------
Manufacturing - Special -- 0.0%
--------------------------------------------------------------------------
Donaldson Co., Inc.                             40,220     $     1,252,853
--------------------------------------------------------------------------
                                                           $     1,252,853
--------------------------------------------------------------------------
Medical Products -- 3.9%
--------------------------------------------------------------------------
Bausch & Lomb, Inc.                            145,054     $     5,256,757
Baxter International, Inc.                   3,042,697         149,092,153
Becton, Dickinson and Co.                       93,421           3,343,538
Biomet, Inc.                                   129,346           6,229,303
Biomet, Inc.(2)(3)                              87,596           4,218,072
Boston Scientific Corp.(1)                     544,685           9,259,645
Dentsply International, Inc.                    47,401           2,106,974
Edwards Lifesciences Corp.(1)                  295,714           7,795,021
ESC Medical Systems Ltd.(1)                    112,000           3,225,600
Genzyme Corporation - Genzyme Biosurgery
Division (1)                                    86,784             661,294
Guidant Corp.(1)                               254,616           9,166,176
Hillenbrand Industries, Inc.                   647,898          37,001,455
Johnson & Johnson Co.                        4,997,809         249,890,450
Medtronic, Inc.                              3,282,558         151,030,494
MiniMed, Inc.(1)                               407,100          19,158,126
Schein (Henry), Corp.(1)                     1,125,194          41,418,391
Schein (Henry), Corp.(1)(2)(3)                 147,354           5,415,965
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Medical Products (continued)
--------------------------------------------------------------------------
Steris Corp.(1)                                 61,177     $     1,226,599
VISX, Inc.(1)                                   50,000             959,000
--------------------------------------------------------------------------
                                                           $   706,455,013
--------------------------------------------------------------------------
Metals - Industrial -- 0.5%
--------------------------------------------------------------------------
Alcoa, Inc.                                  1,900,524     $    74,880,646
Allegheny Technologies, Inc.                    21,408             387,271
Nucor Corp.                                    221,462          10,827,277
Phelps Dodge Corp.                              22,194             921,051
Steel Dynamics, Inc.(1)                        311,800           3,654,296
Worthington Industries                         147,466           2,005,538
--------------------------------------------------------------------------
                                                           $    92,676,079
--------------------------------------------------------------------------
Natural Gas -- 0.6%
--------------------------------------------------------------------------
El Paso Corporation                          1,821,909     $    95,723,099
Enron Corp.                                     17,000             833,000
NiSource, Inc.                                 400,000          10,932,000
--------------------------------------------------------------------------
                                                           $   107,488,099
--------------------------------------------------------------------------
Natural Gas Distribution -- 0.6%
--------------------------------------------------------------------------
Dynegy, Inc.                                   451,500     $    20,994,750
Dynegy, Inc.(2)(3)                              63,525           2,950,891
Kinder Morgan, Inc.                          1,288,072          64,725,618
Kinder Morgan, Inc.(2)(3)                      500,000          25,101,445
National Fuel Gas Co.                            2,000             103,980
Williams Cos., Inc. (The)                      104,968           3,458,696
--------------------------------------------------------------------------
                                                           $   117,335,380
--------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.7%
--------------------------------------------------------------------------
Baker Hughes, Inc.                             770,804     $    25,821,934
Core Laboratories NV(1)                        205,000           3,843,750
Grant Prideco, Inc.(1)                         163,681           2,862,781
Halliburton Co.                              3,417,050         121,646,980
Nabors Industries, Inc.(1)                     550,000          20,460,000
National-Oilwell, Inc.(1)                      641,199          17,184,133
National-Oilwell, Inc.(1)(2)(3)                 45,730           1,224,415
Newpark Resources, Inc.(1)                     110,000           1,221,000
Noble Drilling, Inc.(1)                        170,000           5,567,500
Schlumberger Ltd.                            1,803,413          94,949,694
Smith International, Inc.(1)                    70,000           4,193,000
Syntroleum Corp.(1)                              2,735              21,907

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
--------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                   237,966     $     9,816,098
Valero Energy Corp.                             51,510           1,894,538
Weatherford International(1)                   163,681           7,856,688
--------------------------------------------------------------------------
                                                           $   318,564,418
--------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.2%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                     2,861,941     $   154,630,672
Apache Corp.                                   204,874          10,397,355
Burlington Resources, Inc.                     428,629          17,123,729
Devon Energy Corp.                             224,853          11,804,782
Kerr - McGee Corp.                             136,199           9,025,908
Newfield Exploration Co.(1)                     60,000           1,923,600
Patterson-UTI Energy, Inc.(1)                  200,000           3,852,000
USX-Marathon Group                              50,000           1,475,500
--------------------------------------------------------------------------
                                                           $   210,233,546
--------------------------------------------------------------------------
Oil and Gas - Integrated -- 1.3%
--------------------------------------------------------------------------
BP Amoco PLC ADR                             1,231,643     $    61,397,404
Chevron Corp.                                   98,636           8,926,558
Exxon Mobil Corp.                            1,538,757         134,410,424
Murphy Oil Corp.                                29,700           2,185,920
Pennzoil-Quaker State Co.                       74,457             833,918
Phillips Petroleum Co.                          18,407           1,049,199
Royal Dutch Petroleum Co.                       64,037           3,731,436
Texaco, Inc.                                     2,834             188,744
Tosco Corp.                                    614,619          27,073,967
--------------------------------------------------------------------------
                                                           $   239,797,570
--------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
--------------------------------------------------------------------------
Caraustar Industries, Inc.                     264,862     $     2,439,379
Georgia-Pacific Corp. - G-P Group              655,759          22,197,442
Georgia-Pacific Corp. - Timber Group           305,098          10,907,253
International Paper Co.                        161,321           5,759,160
Louisiana Pacific Corp.                         70,750             829,897
Mead Corporation (The)                          38,768           1,052,164
Temple Inland, Inc.                             12,632             673,159
Westvaco Corp.                                  47,000           1,141,630
Weyerhaeuser Co.                               119,608           6,574,852
Willamette Industries, Inc.                    156,412           7,742,394
--------------------------------------------------------------------------
                                                           $    59,317,330
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Photography -- 0.1%
--------------------------------------------------------------------------
Eastman Kodak Co.                              187,445     $     8,749,933
ProQuest Company(1)                            115,000           3,565,000
--------------------------------------------------------------------------
                                                           $    12,314,933
--------------------------------------------------------------------------
Printing and Business Products -- 0.5%
--------------------------------------------------------------------------
Avery Dennison Corp.                         1,432,004     $    73,103,804
Banta Corp.                                     42,341           1,237,627
Bowne & Co., Inc.                              172,640           1,985,360
Consolidated Graphics, Inc.(1)                  70,215           1,193,655
Day Runner, Inc.(1)                              1,600                 448
Deluxe Corp.                                    80,675           2,331,507
Donnelley (R.R.) & Sons Co.                    100,277           2,978,227
Harland (John H.) Co.                           51,540           1,200,882
Ikon Office Solutions, Inc.                     99,415             974,267
Workflow Management, Inc.(1)                    79,507             488,968
--------------------------------------------------------------------------
                                                           $    85,494,745
--------------------------------------------------------------------------
Publishing -- 1.8%
--------------------------------------------------------------------------
Belo (A.H.) Corp.                              542,924     $    10,228,688
Dow Jones & Co., Inc.                          376,300          22,468,873
Gannett Co., Inc.                              696,127          45,874,769
Houghton Mifflin Co.                            97,400           5,837,182
MacClatchy Co. (The), Class A                   48,066           1,879,381
McGraw-Hill Companies, Inc. (The)            3,128,164         206,928,049
Meredith Corp.                                 190,000           6,803,900
New York Times Co. (The), Class A              317,259          13,324,878
Tribune Co.                                    228,268           9,133,003
Washington Post Co. (The), Class B               3,600           2,066,400
--------------------------------------------------------------------------
                                                           $   324,545,123
--------------------------------------------------------------------------
Real Estate -- 0.1%
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                     55,000     $     2,571,250
Catellus Development Corp.(1)                  415,722           7,254,349
Equity Office Properties Trust                   2,812              88,944
Jones Lang Lasalle, Inc.(1)                    213,193           2,814,148
Rouse Co. (The)                                127,700           3,658,605
Trammell Crow Co.(1)                           876,098           9,680,883
Ventas, Inc.                                    25,600             280,320
--------------------------------------------------------------------------
                                                           $    26,348,499
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Restaurants -- 0.9%
--------------------------------------------------------------------------
Brinker International, Inc.(1)                 582,237     $    15,050,826
CBRL Group, Inc.                                62,047           1,099,473
Evans (Bob) Farms, Inc.                         51,662             948,514
Jack in the Box, Inc.(1)                       500,000          13,050,000
Lone Star Steakhouse and Saloon, Inc.          145,981           1,875,856
McDonald's Corp.                             1,405,417          38,030,584
Outback Steakhouse, Inc.(1)                  1,285,923          37,034,582
Outback Steakhouse, Inc.(1)(2)(3)              500,000          14,384,700
Papa John's International, Inc.(1)             197,246           4,897,618
Sonic Corp.(1)                                  71,007           2,250,922
Starbucks Corp.(1)                           1,368,000          30,246,480
Tricon Global Restaurants, Inc.(1)             219,875           9,652,512
--------------------------------------------------------------------------
                                                           $   168,522,067
--------------------------------------------------------------------------
Retail - Computer and Electronic -- 0.0%
--------------------------------------------------------------------------
Best Buy Co., Inc.(1)                           22,407     $     1,423,293
--------------------------------------------------------------------------
                                                           $     1,423,293
--------------------------------------------------------------------------
Retail - Food and Drug -- 1.8%
--------------------------------------------------------------------------
Albertson's, Inc.                              858,584     $    25,748,934
CVS Corp.                                    1,961,153          75,700,506
Kroger Co. (The)(1)                            401,276          10,031,900
Safeway, Inc.(1)                             3,780,493         181,463,664
Walgreen Co.                                   603,362          20,604,812
Winn-Dixie Stores, Inc.                        514,480          13,443,362
--------------------------------------------------------------------------
                                                           $   326,993,178
--------------------------------------------------------------------------
Retail - General -- 2.1%
--------------------------------------------------------------------------
99 Cents Only Stores(1)                        856,674     $    25,657,386
Casey's General Stores, Inc.                    91,201           1,185,613
Costco Wholesale Corporation(1)                 20,435             856,840
Costco Wholesale Corporation(1)(2)(3)           56,823           2,380,057
Department 56, Inc.(1)                         255,162           1,951,989
Dollar General Corp.                           249,983           4,874,669
Dollar Tree Stores, Inc.(1)                  1,561,882          43,014,230
Family Dollar Stores                         2,618,411          67,109,874
May Department Stores Co. (The)                436,040          14,938,730
Nordstrom, Inc.                                 65,692           1,218,587
Penney (J.C.) Company, Inc.                    851,835          22,454,371
Sears Roebuck & Co.                             15,750             666,382
Target Corporation                           2,300,000          79,580,000
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Retail - General (continued)
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                        2,536,250     $   123,769,000
--------------------------------------------------------------------------
                                                           $   389,657,728
--------------------------------------------------------------------------
Retail - Specialty -- 0.3%
--------------------------------------------------------------------------
Staples, Inc.(1)                             3,158,000     $    47,433,160
--------------------------------------------------------------------------
                                                           $    47,433,160
--------------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.9%
--------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)             10,900     $       485,268
AutoNation, Inc.(1)                          5,359,593          62,171,279
Burlington Coat Factory Warehouse Corp.        628,228          12,564,560
Circuit City Stores-Circuit City Group         216,000           3,888,000
Gap, Inc. (The)                              4,021,688         116,628,952
Harcourt General, Inc.                         216,416          12,593,247
Home Depot, Inc. (The)                       4,885,165         227,404,431
Intimate Brands, Inc.                           53,000             798,710
Limited, Inc. (The)                            698,451          11,538,411
Limited, Inc. (The)(2)(3)                       45,139             744,997
Limited, Inc. (The)(2)(3)                      200,000           3,299,457
Lowe's Companies                             2,613,241         189,590,635
Neiman Marcus Group, Inc. (The),
Class B(1)                                      65,206           1,923,577
Office Depot, Inc.(1)                          283,487           2,942,595
OfficeMax, Inc.(1)                             912,117           3,365,712
Payless Shoesource, Inc.(1)                      7,700             498,190
Pep Boys - Manny, Moe & Jack (The)              97,976           1,100,270
Pier 1 Imports, Inc.                           350,000           4,025,000
RadioShack Corporation                         609,588          18,592,434
Tiffany and Co.                                 88,000           3,187,360
TJX Companies, Inc. (The)                    1,000,000          31,870,000
Too, Inc.(1)                                    39,087           1,070,984
--------------------------------------------------------------------------
                                                           $   710,284,069
--------------------------------------------------------------------------
Retail - Textiles and Apparel -- 0.0%
--------------------------------------------------------------------------
Coach, Inc.(1)                                  91,430     $     3,478,911
--------------------------------------------------------------------------
                                                           $     3,478,911
--------------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.8%
--------------------------------------------------------------------------
Arch Chemicals, Inc.                             4,950     $       108,059
Ecolab, Inc.                                 2,073,351          84,945,190
International Flavors & Fragrances, Inc.       148,101           3,721,778

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Specialty Chemicals and Materials (continued)
--------------------------------------------------------------------------
MacDermid, Inc.                                 61,937     $     1,114,866
Millipore Corp.                                101,440           6,287,251
Minnesota Mining & Manufacturing Co.           100,173          11,429,739
Olin Corp.                                       9,900             168,201
Pall Corp.                                     216,000           5,082,480
RPM, Inc.                                      470,138           4,325,270
Sigma Aldrich Corp.                            570,000          23,028,000
--------------------------------------------------------------------------
                                                           $   140,210,834
--------------------------------------------------------------------------
Telecommunications - Cellular -- 0.5%
--------------------------------------------------------------------------
AT&T Wireless Group(1)                       5,205,932     $    85,116,988
--------------------------------------------------------------------------
                                                           $    85,116,988
--------------------------------------------------------------------------
Telecommunications - Long Distance -- 0.2%
--------------------------------------------------------------------------
Deutsche Telekom AG ADR(1)                   1,616,193     $    36,283,533
Talk America Holdings, Inc.(1)                 247,376             244,878
Williams Communications Group, Inc.(1)          86,325             254,659
--------------------------------------------------------------------------
                                                           $    36,783,070
--------------------------------------------------------------------------
Tobacco -- 0.1%
--------------------------------------------------------------------------
Philip Morris Co., Inc.                        482,702     $    24,497,127
UST, Inc.                                          439              12,670
--------------------------------------------------------------------------
                                                           $    24,509,797
--------------------------------------------------------------------------
Transportation -- 1.8%
--------------------------------------------------------------------------
Arnold Industries, Inc.                        148,543     $     2,904,016
Burlington Northern Santa Fe Corp.             217,094           6,549,726
CSX Corp.                                       36,496           1,322,615
FedEx Corp.(1)                               3,495,106         140,503,261
Florida East Coast Industries, Inc.            122,888           4,350,235
Heartland Express, Inc.(1)                     312,500           7,031,250
Kansas City Southern Industrials,
Inc.(1)                                         15,215             240,397
Norfolk Southern Corp.                             390               8,073
Robinson (C.H.) Worldwide, Inc.              1,139,619          31,897,936
Union Pacific Corp.                             92,156           5,060,286
United Parcel Service, Inc., Class B         2,216,882         128,135,780
--------------------------------------------------------------------------
                                                           $   328,003,575
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Trucks and Parts -- 0.0%
--------------------------------------------------------------------------
Arvinmeritor, Inc.                              53,849     $       901,432
Paccar, Inc.                                    12,894             664,170
--------------------------------------------------------------------------
                                                           $     1,565,602
--------------------------------------------------------------------------
Water Utilities -- 0.0%
--------------------------------------------------------------------------
American Water Works Co.                        78,052     $     2,573,374
--------------------------------------------------------------------------
                                                           $     2,573,374
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,641,613,072)                       $18,047,643,168
--------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.1%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Natural Gas -- 0.1%
--------------------------------------------------------------------------
Enron Corp.(2)(3)                                5,555     $     7,420,864
Enron Corp.(2)(3)                                1,832           2,447,655
--------------------------------------------------------------------------
                                                           $     9,868,519
--------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $12,137,059)                           $     9,868,519
--------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks - Regional -- 0.0%
--------------------------------------------------------------------------
Bank United Litigation Contingent
Payment Rights, Expire 2/14/05(1)              102,072     $        33,684
--------------------------------------------------------------------------
                                                           $        33,684
--------------------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------------------
Seagate Technology, Inc. (Tax Refund
Rights)(1)                                     197,392     $        15,791
--------------------------------------------------------------------------
                                                           $        15,791
--------------------------------------------------------------------------
Total Rights
   (identified cost $50,496)                               $        49,475
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COMMERCIAL PAPER -- 1.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
Ford Motor Credit Co., 3.70%, 7/10/01       $   86,152     $    86,072,310
General Electric Capital Corp.,
4.10%, 7/02/01                                  19,384          19,381,792
Household Finance Corp., 4.14%, 7/02/01         76,305          76,296,225
--------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $181,750,327)                       $   181,750,327
--------------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $14,835,550,954)                       $18,239,311,489
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                     $    19,468,664
--------------------------------------------------------------------------
Net Assets -- 100.0%                                       $18,258,780,153
--------------------------------------------------------------------------

 ADR-American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3) Security restricted from resale for a period not exceeding two years. At June 30, 2001, the value of these securities totaled $361,747,916 or 2.0% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
---------------------------------------------------------
Investments, at value (identified cost,
   $14,835,550,954)                       $18,239,311,489
Cash                                               23,298
Receivable for investments sold                 5,748,245
Dividends receivable                           13,750,116
Tax reclaim receivable                            180,438
Other assets                                      229,933
---------------------------------------------------------
TOTAL ASSETS                              $18,259,243,519
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable to affiliate for Trustees' fees   $         8,033
Accrued expenses                                  455,333
---------------------------------------------------------
TOTAL LIABILITIES                         $       463,366
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $18,258,780,153
---------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,855,019,073
Net unrealized appreciation (computed on
   the basis of
   identified cost)                         3,403,761,080
---------------------------------------------------------
TOTAL                                     $18,258,780,153
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
---------------------------------------------------------
Dividends (net of foreign taxes,
   $548,657)                              $    83,437,183
Interest                                        9,638,363
---------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    93,075,546
---------------------------------------------------------

Expenses
---------------------------------------------------------
Investment adviser fee                    $    38,822,203
Trustees' fees and expenses                         1,767
Custodian fee                                     796,654
Legal and accounting services                      47,732
Miscellaneous                                     113,229
---------------------------------------------------------
TOTAL EXPENSES                            $    39,781,585
---------------------------------------------------------

NET INVESTMENT INCOME                     $    53,293,961
---------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   (60,156,537)
   Securities sold short                       47,451,257
   Foreign currency transactions                     (554)
---------------------------------------------------------
NET REALIZED LOSS                         $   (12,705,834)
---------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,194,209,396)
   Securities sold short                      (44,213,817)
   Foreign currency                                  (374)
---------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,238,423,587)
---------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,251,129,421)
---------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,197,835,460)
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $    53,293,961   $     113,922,828
   Net realized gain (loss)                   (12,705,834)        196,962,539
   Net change in unrealized appreciation
      (depreciation)                       (1,238,423,587)        141,360,943
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $(1,197,835,460)  $     452,246,310
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 1,920,479,490   $   4,816,070,598
   Withdrawals                               (848,932,762)     (1,997,896,982)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $ 1,071,546,728   $   2,818,173,616
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $  (126,288,732)  $   3,270,419,926
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $18,385,068,885   $  15,114,648,959
-----------------------------------------------------------------------------
AT END OF PERIOD                          $18,258,780,153   $  18,385,068,885
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       ----------------------------    PERIOD ENDED
                                  (UNAUDITED)             2000            1999        DECEMBER 31, 1998(1)
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.45%(3)          0.45%           0.46%                 0.48%(3)
   Net investment income                   0.60%(3)          0.67%           0.72%                 0.72%(3)
Portfolio Turnover                            6%               13%             11%                    3%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $18,258,780       $18,385,069     $15,114,649            $8,704,859
--------------------------------------------------------------------------------------------------------------

                                         YEAR ENDED OCTOBER 31,
                                -----------------------------------------
                                   1998           1997          1996(2)
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.50%          0.56%         0.66%(3)
   Net investment income              0.78%          0.81%         0.91%(3)
Portfolio Turnover                      12%            14%            6%
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)              $6,985,678     $2,871,446      $936,800
------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2) For the period form the start of business, December 1, 1995, to October 31, 1996.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the adviser fee was 0.44% (annualized) of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2001, purchases and sales of investments, other than short-term obligations, aggregated $1,451,820,651 and $841,241,375, respectively. In addition, investments having an aggregate market value of $203,155,260 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2001, investors contributed securities with a value of $866,640,384.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 6,408,848,665
    ---------------------------------------------------------
    Gross unrealized appreciation             $11,861,587,494
    Gross unrealized depreciation                 (31,124,670)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $11,830,462,824
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2001.

7 Restricted Securities
-------------------------------------------
   At June 30, 2001, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES      COST          FAIR VALUE
    ---------------------------------------------------------------------------------------------
    COMMON STOCKS
    ---------------------------------------------------------------------------------------------
    Affiliated Computer Services, Inc.           11/29/00      80,327  $  4,516,629  $  5,770,177
    Andrx Group                                  11/29/00     300,000    19,676,691    22,739,813
    Avaya, Inc.                                   9/29/00      25,000       963,897       342,449
    Biomet, Inc.                                  7/19/00      87,596     2,500,016     4,218,072
    Blyth Industries, Inc.                        7/19/00     167,616     5,000,017     4,308,869
    Boeing Company (The)                          9/27/00     250,000    16,506,453    13,886,969
    Boeing Company (The)                          3/14/01     200,000    12,089,772    11,103,320
    Cablevision Systems Corp.                     7/19/00     130,000     7,496,391     7,604,049
    Cablevision Systems Corp. - Rainbow
     Media Group                                  3/30/01      65,000     1,330,349     1,676,790
    Cardinal Health, Inc.                         9/27/00      36,150     2,287,570     2,492,012
    Carnival Corp.                                3/14/01     500,000    14,131,680    15,326,975
    Costco Wholesale Corporation                 11/29/00      56,823     2,000,006     2,380,057
    Cypress Semiconductor Corporation             7/19/00      19,307     1,000,048       460,414
    Dynegy, Inc.                                 11/29/00      63,525     3,108,056     2,950,891
    First Midwest Bancorp, Inc.                   5/23/01      52,490     1,500,010     1,605,034
    Freddie Mac                                   3/14/01      20,000     1,249,496     1,397,900
    GreenPoint Financial Corp.                   11/29/00     300,000     8,780,559    11,507,760
    Greenpoint Financial Corp.                    5/23/01     200,000     7,700,432     7,669,440
    Intel Corp.                                  11/29/00     350,000    14,688,889    10,660,162
                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES      COST          FAIR VALUE
    ---------------------------------------------------------------------------------------------
    Intel Corp.                                  11/29/00     119,093  $  5,000,002  $  3,627,514
    Intel Corp.                                   3/14/01     800,000    32,271,200    24,355,412
    International Game Technology                 3/14/01     100,000     5,216,546     6,265,587
    Interpublic Group Cos., Inc.                  6/25/01      26,127     1,000,014       765,759
    Investors Financial Services Corp.            5/23/01      32,000     2,297,668     2,154,474
    Kinder Morgan, Inc.                           9/27/00     500,000    19,657,969    25,101,445
    King Pharmaceuticals, Inc.                   11/29/00   1,563,838    77,586,646    83,966,983
    Lilly (Eli) & Co.                            11/29/00      38,250     3,504,173     2,827,493
    Limited, Inc. (The)                           9/27/00      45,139     1,000,019       744,997
    Limited, Inc. (The)                           5/23/01     200,000     3,376,927     3,299,457
    Masco Corp.                                   3/14/01     189,431     4,556,184     4,726,425
    McLeodUSA, Inc.                               7/19/00     231,562     5,000,017     1,011,799
    Mellon Financial Corp.                        3/14/01      15,000       884,592       688,965
    Merrill Lynch & Co., Inc.                    11/29/00     150,000     9,192,441     8,878,057
    National-Oilwell, Inc.                        9/27/00      45,730     1,347,011     1,224,415
    Outback Steakhouse, Inc.                     11/29/00     500,000    13,011,703    14,384,700
    Perot Systems Corp., Class A                  5/23/01     400,000     6,162,742     7,230,045
    Plexus Corp.                                  5/23/01      77,757     3,000,024     2,422,683
    Schein (Henry), Corp.                         3/14/01     147,354     5,000,016     5,415,965
    Solectron Corp.                               7/19/00     250,000    11,747,977     4,574,428
    Southwest Bancorporation of Texas, Inc.       5/23/01     600,000    19,267,056    18,897,979
    Sysco Corp.                                   9/27/00      44,744     1,015,003     1,213,661
    ---------------------------------------------------------------------------------------------
                                                                       $357,622,891  $351,879,396
    ---------------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS
    ---------------------------------------------------------------------------------------------
    Enron Corp.                                   3/14/01       5,555  $  9,392,532  $  7,420,864
    Enron Corp.                                   5/31/01       1,832     2,744,528     2,447,656
    ---------------------------------------------------------------------------------------------
                                                                       $ 12,137,060  $  9,868,520
    ---------------------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

TAX-MANAGED GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management, Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Jack L. Treynor
Investment Adviser and Consultant